UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

October 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.0%
Information Technology - 32.7%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	1,299,300	$42,954,858
Nokia OYJ (ADR)	241,580	9,595,558
Qualcomm, Inc.	393,090	16,796,736
Research In Motion Ltd. (a)	109,630	13,650,031

		82,997,183

Computers & Peripherals - 5.9%
Apple, Inc. (a)(b)	348,965	66,285,902
Sun Microsystems, Inc. (a)	2,347,245	13,402,769

		79,688,671

Electronic Equipment & Instruments - 2.8%
Amphenol Corp.-Class A (b)	863,050	38,207,223

Internet Software & Services - 6.5%
eBay, Inc. (a)	555,260	20,044,886
Google, Inc.-Class A (a)(b)	96,060	67,914,420

		87,959,306

IT Services - 1.7%
Cognizant Technology Solutions Corp.-Class A (a)(b)	399,840	16,577,367
Infosys Technologies Ltd. (ADR) (b)	126,460	6,441,872

		23,019,239

Semiconductors & Semiconductor Equipment - 7.3%
Broadcom Corp.-Class A (a)	915,250	29,791,387
Intel Corp.	1,249,360	33,607,784
Nvidia Corp. (a)(b)	1,032,305	36,522,951

		99,922,122

Software - 2.4%
Adobe Systems, Inc. (a)(b)	500,880	23,992,152
VMware, Inc.-Class A (a)(b)	64,770	8,085,239

		32,077,391

		443,871,135

Health Care - 21.8%
Biotechnology - 7.1%
Celgene Corp. (a)(b)	358,280	23,646,480
Genentech, Inc. (a)(b)	453,320	33,604,611
Gilead Sciences, Inc. (a)	847,040	39,124,778

		96,375,869

Health Care Equipment & Supplies - 4.2%
Alcon, Inc. (b)	274,730	41,816,653
Hologic, Inc. (a)	216,850	14,730,621

		56,547,274

Health Care Providers & Services - 4.6%
Medco Health Solutions, Inc. (a)	268,310	25,323,097
WellPoint, Inc. (a)	479,330	37,977,316

		63,300,413

Pharmaceuticals - 5.9%
Merck & Co., Inc.	357,950	20,854,167
Schering-Plough Corp.	647,110	19,749,797
Teva Pharmaceutical Industries Ltd. (ADR) (b)	899,160	39,572,032

		80,175,996

		296,399,552

Financials - 16.6%
Capital Markets - 7.9%
The Blackstone Group LP (a)(b)	584,050	14,852,392
The Charles Schwab Corp.	474,950	11,037,838
Franklin Resources, Inc.	105,850	13,726,628
The Goldman Sachs Group, Inc.	149,800	37,138,416
Greenhill & Co., Inc. (b)	149,150	11,034,117
Legg Mason, Inc. (b)	81,130	6,728,922
Lehman Brothers Holdings, Inc. (b)	205,290	13,003,069

		107,521,382

Diversified Financial Services - 4.4%
CME Group, Inc.-Class A	48,541	32,340,441
JPMorgan Chase & Co.	581,640	27,337,080

		59,677,521

Insurance - 2.9%
American International Group, Inc.	610,710	38,548,015

Real Estate - 1.4%
CB Richard Ellis Group, Inc.-Class A (a)	785,200	19,143,176

		224,890,094

Consumer Discretionary - 12.8%
Auto Components - 1.0%
Johnson Controls, Inc. (b)	324,910	14,205,065

Diversified Consumer Services - 1.1%
Strayer Education, Inc. (b)	77,080	14,372,337

Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc.-Class A (a)(b)	266,200	37,001,800

Media - 1.2%
Comcast Corp.-Class A (a)	780,030	16,419,631

Multiline Retail - 1.0%
Kohl’s Corp. (a)	235,045	12,920,424

Specialty Retail - 2.0%
Dick’s Sporting Goods, Inc. (a)(b)	682,200	22,765,014
Tiffany & Co.	68,000	3,684,240

		26,449,254

Textiles Apparel & Luxury Goods - 3.8%
Coach, Inc. (a)	210,970	7,713,063
Nike, Inc.-Class B	211,330	14,002,726
Under Armour, Inc.-Class A (a)(b)	484,260	30,145,185

		51,860,974

		173,229,485

Industrials - 10.2%
Construction & Engineering - 2.8%
Fluor Corp.	61,630	9,737,540
Jacobs Engineering Group, Inc. (a)	321,210	27,993,452

		37,730,992

Electrical Equipment - 3.3%
Ametek, Inc. (b)	592,520	27,848,440
Baldor Electric Co.	103,210	4,161,427
Emerson Electric Co.	264,460	13,823,324

		45,833,191

Machinery - 4.1%
Actuant Corp.-Class A (b)	102,510	7,071,140
Danaher Corp. (b)	451,300	38,662,871
Deere & Co.	63,270	9,800,523

		55,534,534

		139,098,717

Energy - 5.4%
Energy Equipment & Services - 5.4%
Cameron International Corp. (a)	130,860	12,740,530
Schlumberger, Ltd.	631,620	60,995,543

		73,736,073

Consumer Staples - 0.5%
Household Products - 0.5%
Procter & Gamble Co.	93,940	6,530,709

Total Common Stocks (cost $965,661,658)		1,357,755,765

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $1,524,857)	1,524,857	1,524,857

Total Investments Before Security Lending Collateral - 100.1% (cost $967,186,515)		1,359,280,622

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -27.7%
Short-Terms - 27.7%
UBS Private Money Market Fund, LLC (cost $376,777,590)	376,777,590	376,777,590

Total Investments - 127.8% (cost $1,343,964,105)		1,736,058,212
Other assets less liabilities - (27.8)%		(377,976,627)

Net Assets - 100.0%		$1,358,081,585

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan.

(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: December 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: December 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 24, 2007